Supplement dated October 9, 2025, to the Statutory Prospectus and Initial Summary Prospectus dated May 1, 2025, for the

Pacific Choice 2 individual flexible premium deferred variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Pacific Choice 2 variable annuity contract statutory prospectus (“Prospectus”) unless otherwise defined herein. ‘‘We,’’ ‘‘us,’’ or ‘‘our’’ refer to Pacific Life Insurance Company; ‘‘you’’ or ‘‘your’’ refer to the Contract Owner.

This Rate Sheet Prospectus Supplement (“Supplement”) should be read, retained, and used in conjunction with the effective Prospectus and replaces and supersedes any previously issued Rate Sheet Prospectus Supplement. If you would like another copy of a current prospectus, you may obtain one by visiting www.Pacificlife.com/Prospectuses or by calling us at (800) 722-4448 to request a free copy. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov by searching the variable annuity product name “Pacific Choice 2” or by searching the Contract file number: “333-261003” under SEARCH FILINGS - more search options.

We are issuing this Supplement to update the Ongoing Fees and Expenses (annual charges) for the Contract provided in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the Initial Summary Prospectus, taking into account the current fees for the optional benefits disclosed in this Rate Sheet Prospectus Supplement.

This Rate Sheet Supplement also provides current rate information for the Annual Charge for the Investment Guard (5 Year, 7 Year and 10 Year Options) optional riders in effect on or after the date below. For complete information about the Investment Guard (5 Year, 7 Year and 10 Year Options), see the Prospectus.

The percentages below apply for applications signed on or after November 3, 2025.

This Supplement has no specified end date and can be superseded at any time subject to certain notice requirements. The rate information in this Supplement may not be superseded or changed until a new Supplement is filed at least 10 business days before the effective date of the new Supplement. Please work with your financial professional, visit www.PacificLife.com/Prospectuses or call us at (800) 722-4448 to confirm the most current percentages.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
	ANNUAL FEES	MINIMUM	MAXIMUM
	1. Base Contract	1.00%[1,2]	1.10%[1]
	2. Investment Options (Fund fees and expenses)	0.28%[3]	2.54%[3]
	3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.25%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $1,261.65	Highest Annual Cost: $4,574.38

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of base Contract and Fund fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of base Contract, optional benefits, and Fund fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

●      No loans or loan interest charges

1	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

2	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999.99. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

3	As a percentage of Fund assets.

4	As a percentage of the Protected Base (depending on the optional living benefit selected) and average daily Variable Account Value (for an optional death benefit).

The current Annual Charges are the following:

Rider Name	Annual Charge Percentage
Investment Guard (5 Year Option) – 10% Buffer	0.55%
Investment Guard (7 Year Option) – 10% Buffer	0.40%
Investment Guard (7 Year Option) – 15% Buffer	0.55%
Investment Guard (10 Year Option) – 10% Buffer	0.20%
Investment Guard (10 Year Option) – 15% Buffer	0.30%
Investment Guard (10 Year Option) – 20% Buffer	0.40%

In order for you to receive the percentages reflected above, your application must be signed on or after the date referenced above, your application must be received, In Proper Form, within 14 calendar days after the application sign date, and we must receive, In Proper Form, the initial Purchase Payment within 60 calendar days after the application sign date. Once the rider is issued, your percentages will not change as long as you own the rider.

Subject to meeting the timelines referenced above, on the issue date, if current percentage rates have changed since the date you signed your application, the following will apply:

●	If the Annual Charge Percentage decreased, you will receive the lower percentage in effect on your issue date.

However, if the Annual Charge Percentage increased, you will receive the Annual Charge Percentages in effect on the date you signed your application.

If the necessary paperwork and initial Purchase Payment are not received within the timeframes stated above, you will receive the applicable percentages in effect as of the Contract issue date.

If you purchased a Rider, review the Rate Sheet Prospectus Supplement provided to you at Contract issue, review the Rider specifications page you receive for your Contract, speak with your financial professional, or call us to confirm the percentages applicable to you. If you repurchase a Rider at the end of a term, you will receive the Rider features in effect on the Contract Anniversary Date. You can speak with your financial professional or call us at (800) 722-4448 to confirm the percentages applicable to you.

Please work with your financial professional or call us at (800) 722-4448 prior to submitting your paperwork if you have any questions.

Form No. PC2RSS-1125

Supplement dated October 9, 2025, to the Statutory Prospectus, Updating Summary Prospectus, and Initial Summary
Prospectus dated May 1, 2025 for the following variable annuity policies:

Issued by Pacific Life Insurance Company	Issued by Pacific Life & Annuity Company
Pacific Choice Income Pacific Quest Pacific Choice 2	Pacific Choice Variable Annuity

The purpose of this supplement is to announce certain underlying fund changes and premium guideline changes. This supplement must be preceded or accompanied by the Initial Summary Prospectus, Updating Summary Prospectus, or Statutory Prospectus, as applicable, (collectively, the "Prospectus") for your Contract, as supplemented. All information in the Prospectus dated May 1, 2025, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Prospectus unless otherwise defined herein. "We'', "us'', or "our" refer to Pacific Life Insurance Company or Pacific Life & Annuity Company, as applicable; "you" or "your" refer to the Contract Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 722-4448 or (800) 748-6907 for New York contracts, or online at http://www.PacificLife.com/Prospectuses. Please retain this supplement for future reference.

The changes outlined below will become effective November 3, 2025.

The Maximum Total Purchase Payments section row from the table in the Initial Summary Prospectus, under the heading BUYING THE CONTRACT, will be deleted and replaced with the following:

Maximum Total Purchase Payments	Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 without our consent. We reserve the right to change this administrative practice in the future. The aggregate amount is based on all contracts where you are either the owner and/or annuitant.

The following sentences from the Statutory Prospectus will be deleted and replaced in the section BUYING YOUR CONTRACT – Making Your Investments (“Purchase Payments”).

We reserve the right to reject additional Purchase Payments. Your Contract requires that you must obtain our consent before making an initial or additional Purchase Payment that will bring your aggregate Purchase Payments over $1,000,000. Currently, our administrative practice allows for aggregate Purchase Payments up to $2,000,000 without our consent. We reserve the right to change this administrative practice in the future. For purposes of this limit, the aggregate purchase payments are based on all contracts for which you are either owner and/or annuitant.

All other references in the prospectus to an initial or additional purchase payment that will bring your aggregate Purchase Payments over $1,000,000 will change to the above disclosure

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following fund:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
This Fund seeks capital appreciation.	Pacific Select Fund Capital Appreciation Portfolio Class I; Pacific Life Fund Advisors LLC (T. Rowe Price Associates, Inc.)	0.95%[1]	NA	NA	NA

1 To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Effective November 3, 2025, the allowable Investment Options in the LIVING BENEFIT ALLOCATION REQUIREMENTS section in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to add the following Allowable Investment Option as an eligible allocation for all Living Benefit Riders:

PSF Capital Appreciation Portfolio

Effective November 3, 2025, the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT is amended to reflect the following changes:

●	The Subadvisor for the Pacific Select Fund Small-Cap Growth will change from MFS Investment Management to Goldman Sachs Asset Management L.P (“GSAM”).

●	All references to the name Macquarie VIP Asset Strategy Series will change to Nomura VIP Asset Strategy Series.

●	All references to the name Macquarie VIP Energy Series will change to Nomura VIP Energy Series.

All other references in the prospectus to the names Macquarie VIP Asset Strategy Series and Macquarie VIP Energy Series will change to Nomura VIP Asset Strategy Series and Nomura VIP Energy Series, respectively.

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